Segment Information (Equity Method Investments, Summarized Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Current assets	$ 5,608	$ 12,788	$ 7,880
Noncurrent assets	39,183	39,805	37,339
Current liabilities	2,020	6,290	4,361
Noncurrent liabilities	4,794	4,496	5,098
Total costs and expenses	36,206	43,140	44,307
(Loss)/income from operations	$ (8,353)	$ 12,081	$ 5,766